SIGNIFICANT ACCOUNTING POLICIES - Available-for-sale Financial Securities (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)
Available-for-Sale Financial Securities
Available-for-sale debt securities	$ 12,039	$ 93,773	$ 59,348